UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.

Date of Report (Date of earliest event reported):	_____________
Commission File Number of securitizer:	_____________
Central Index Key Number of securitizer:	_____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001707196

Central Index Key Number of sponsor: 0001633283

Towd Point Mortgage Trust 2021-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001891476

Central Index Key Number of underwriter (if applicable): N/A

Michael Hitzmann, (646) 233-0753

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2A – Cure Tracker

Schedule 2B – Cure Tracker

Schedule 3A – Loan Level

Schedule 3B – Loan Level

Schedule 4A – Pay History

Schedule 4B – Pay History

Schedule 5A – Data Compare

Schedule 5B – Data Compare

Schedule 6A – Modification

Schedule 6B – Modification

Schedule 7A – Data Extract

Schedule 7B – Data Extract

Schedule 8 – Servicing Comments

Schedule 9A – Title Report

Schedule 9B – Title Report

99.2       Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Summary Statement

Schedule 2A – Tax and Title Report

Schedule 2B – Tax and Title Report

99.3       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report

Schedule 2A – Conditions Report

Schedule 2B – Conditions Report

Schedule 3A – Custom Upload (RPL Upload)

Schedule 3B – Custom Upload (RPL Upload)

Schedule 4A – Loan Level Tape Compare

Schedule 4B – Loan Level Tape Compare

Schedule 5A – Pay History

Schedule 5B – Pay History

Schedule 6 – Rating Agency ATR QM Data Fields

Schedule 7A – RPL Mod Upload

Schedule 7B – RPL Mod Upload

Schedule 8A – Servicing Comments

Schedule 8B – Servicing Comments

99.4       Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary

Schedule 2 – Data Disc

Schedule 3 – Exception Report

Schedule 4 – Itemized Report

Schedule 5 – Pay String Report

Schedule 6 – Servicing Comment Report

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 3, 2021

TOWD POINT ASSET FUNDING, LLC (Depositor)

By:	/s/ Michael Hitzmann
Name: Michael Hitzmann Title: President and Chief Executive Officer

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EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2A – Cure Tracker

Schedule 2B – Cure Tracker

Schedule 3A – Loan Level

Schedule 3B – Loan Level

Schedule 4A – Pay History

Schedule 4B – Pay History

Schedule 5A – Data Compare

Schedule 5B – Data Compare

Schedule 6A – Modification

Schedule 6B – Modification

Schedule 7A – Data Extract

Schedule 7B – Data Extract

Schedule 8 – Servicing Comments

Schedule 9A – Title Report

Schedule 9B – Title Report

99.2       Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1 – Summary Statement

Schedule 2A – Tax and Title Report

Schedule 2B – Tax and Title Report

99.3       Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative Report

Schedule 2A – Conditions Report

Schedule 2B – Conditions Report

Schedule 3A – Custom Upload (RPL Upload)

Schedule 3B – Custom Upload (RPL Upload)

Schedule 4A – Loan Level Tape Compare

Schedule 4B – Loan Level Tape Compare

Schedule 5A – Pay History

Schedule 5B – Pay History

Schedule 6 – Rating Agency ATR QM Data Fields

Schedule 7A – RPL Mod Upload

Schedule 7B – RPL Mod Upload

Schedule 8A – Servicing Comments

Schedule 8B – Servicing Comments

99.4       Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Compliance Summary

Schedule 2 – Data Disc

Schedule 3 – Exception Report

Schedule 4 – Itemized Report

Schedule 5 – Pay String Report

Schedule 6 – Servicing Comment Report

4